Schedule of Investments (unaudited)	iShares® Global Green Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 0.8%
Lendlease Finance Ltd., 3.40%, 10/27/27 (Call 07/29/27)(a)	AUD	150	$117,580
National Australia Bank Ltd.
0.35%, 09/07/22(a)	EUR	200	239,492
0.63%, 08/30/23(a)	EUR	300	363,999
4.00%, 12/16/21	AUD	50	37,218
National Australia Bank Ltd./New York, 3.63%, 06/20/23	USD	250	265,668
Westpac Banking Corp.
0.63%, 11/22/24(a)	EUR	200	244,896
0.77%, 05/13/31 (Call 05/13/26)(a)(b)	EUR	300	359,039
Woolworths Group Ltd., 2.85%, 04/23/24	AUD	150	116,179
			1,744,071
Austria — 0.5%
CA Immobilien Anlagen AG, 1.00%, 10/27/25
(Call 07/27/25)(a)	EUR	200	244,101
HYPO NOE Landesbank fuer Niederoesterreich und Wien
AG, 0.38%, 06/25/24(a)	EUR	200	241,027
Raiffeisen Bank International AG
0.38%, 09/25/26(a)	EUR	300	365,017
1.38%, 06/17/33 (Call 03/17/28)(a)(b)	EUR	100	119,898
Verbund AG, 1.50%, 11/20/24(a)	EUR	100	126,203
			1,096,246
Belgium — 0.7%
Cofinimmo SA, 0.88%, 12/02/30 (Call 09/02/30)(a)	EUR	200	243,112
FLUVIUS System Operator CVBA, 0.25%, 12/02/30
(Call 09/02/30)(a)	EUR	300	358,231
KBC Group NV
0.38%, 06/16/27 (Call 06/16/26)(a)(b)	EUR	100	120,835
0.88%, 06/27/23(a)	EUR	300	364,718
Southern Water Services Finance Ltd., 1.63%, 03/30/27(a)	GBP	100	139,366
VGP NV, 1.50%, 04/08/29 (Call 01/08/29)(a)	EUR	200	238,972
			1,465,234
Brazil — 0.3%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27.	USD	260	300,433
Suzano Austria GmbH, 5.75%, 07/14/26(a)	USD	200	233,870
			534,303
Canada — 1.5%
Bank of Nova Scotia (The), 2.38%, 01/18/23	USD	555	572,105
BCI QuadReal Realty
1.75%, 07/24/30 (Call 04/24/30)	CAD	200	156,358
Series 4, 1.06%, 03/12/24	CAD	200	160,476
Brookfield Renewable Partners ULC
3.33%, 08/13/50 (Call 02/13/50)	CAD	100	78,146
4.25%, 01/15/29 (Call 10/15/28)	CAD	300	276,252
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25.	USD	200	200,386
Comber Wind Financial Corp., 5.13%, 11/15/30	CAD	32	29,267
Granite REIT Holdings LP, 3.06%, 06/04/27 (Call 04/04/27)	CAD	300	255,508
Manulife Financial Corp., 3.32%, 05/09/28
(Call 05/09/23)(b)	CAD	100	83,379
Ontario Power Generation Inc.
2.89%, 04/08/25 (Call 03/08/25)	CAD	50	42,406
3.22%, 04/08/30 (Call 01/08/30)	CAD	550	478,764
4.25%, 01/18/49 (Call 07/18/48)	CAD	385	365,608
RioCan Real Estate Investment Trust
1.97%, 06/15/26 (Call 05/15/26)	CAD	250	200,054
2.36%, 03/10/27 (Call 01/10/27)	CAD	175	141,488
Royal Bank of Canada, 0.25%, 05/02/24(a)	EUR	200	240,768
			3,280,965
		Par
Security		(000)	Value

China — 1.1%
Bank of China Ltd./Paris, 0.95%, 09/21/23(a)	USD	200	$200,974
CGNPC International Ltd.
1.63%, 12/11/24(a)	EUR	200	247,188
2.00%, 09/11/25(a)	EUR	100	125,732
2.75%, 07/02/24(a)	USD	200	207,514
China Construction Bank Corp./Hong Kong, 1.25%,
08/04/25(a)	USD	200	200,670
China Construction Bank Corp./Luxembourg, 0.05%,
10/22/22(a)	EUR	200	238,028
Industrial & Commercial Bank of China Ltd./Hong Kong,
2.20%, 09/16/21(a)	HKD	1,000	129,016
Industrial & Commercial Bank of China Ltd./Luxembourg,
2.88%, 10/12/22(a)	USD	200	205,220
Industrial & Commercial Bank of China Ltd./Singapore,
0.25%, 04/25/22(a)	EUR	150	178,569
Sino-Ocean Land Treasure IV Ltd., 3.25%, 05/05/26
(Call 02/05/26)(a)	USD	200	196,238
Three Gorges Finance II Cayman Islands Ltd., 1.30%,
06/21/24(a)	EUR	200	244,092
Xiaomi Best Time International Ltd., 4.10%, 07/14/51
(Call 01/14/51)	USD	200	203,846
			2,377,087
Czech Republic — 0.4%
CPI Property Group SA
1.63%, 04/23/27 (Call 01/23/27)(a)	EUR	250	309,863
2.75%, 05/12/26 (Call 02/12/26)(a)	EUR	300	390,249
2.75%, 01/22/28 (Call 10/22/27)(a)	GBP	100	143,052
Raiffeisenbank AS, 1.00%, 06/09/28 (Call 06/09/27)(a)(b)	EUR	100	120,032
			963,196
Denmark — 1.3%
Danske Bank AS, 1.63%, 03/15/24(a)	EUR	200	248,510
Kreditanstalt fuer Wiederaufbau, 0.00%, 06/15/29(a)(c)	EUR	1,000	1,218,551
Orsted A/S
1.50%, 11/26/29 (Call 08/26/29)(a)	EUR	200	263,212
1.75%, 12/09/3019 (Call 09/09/27)(a)(b)	EUR	200	244,094
2.13%, 05/17/27 (Call 02/17/27)(a)	GBP	100	147,127
2.25%, 11/24/3017 (Call 08/24/24)(a)(b)	EUR	200	248,802
2.50%, 05/16/33 (Call 02/16/33)(a)	GBP	100	153,637
Orsted AS
1.50%, 02/18/3021 (Call 08/18/30)(a)(b)	EUR	200	237,829
2.50%, 02/18/3021 (Call 08/18/32)(a)(b)	GBP	100	138,703
			2,900,465
Finland — 0.7%
Citycon Treasury BV, 1.63%, 03/12/28 (Call 12/12/27)(a)	EUR	100	121,902
Kojamo Oyj, 0.88%, 05/28/29 (Call 02/28/29)(a)	EUR	100	121,250
Nordea Bank Abp
0.30%, 06/30/22(a)	EUR	100	119,511
0.38%, 05/28/26(a)	EUR	300	367,049
0.50%, 03/19/31(a)	EUR	160	194,574
OP Corporate Bank PLC, 0.38%, 02/26/24(a)	EUR	200	242,142
SATO Oyj, 1.38%, 02/24/28 (Call 11/24/27)(a)	EUR	100	124,869
UPM-Kymmene Oyj, 0.13%, 11/19/28 (Call 08/19/28)(a)	EUR	250	296,479
			1,587,776
France — 7.6%
ALD SA, 1.25%, 10/11/22(a)	EUR	200	241,881
AXA SA, 1.38%, 10/07/41 (Call 04/07/31)(a)(b)	EUR	300	364,160
Banque Federative du Credit Mutuel SA, 0.10%,
10/08/27(a)	EUR	300	358,893

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

France (continued)
BNP Paribas SA
0.38%, 10/14/27 (Call 10/14/26)(a)(b)	EUR	200	$240,196
0.50%, 06/01/22(a)	EUR	100	119,627
0.50%, 06/04/26 (Call 06/04/25)(a)(b)	EUR	300	363,498
1.00%, 04/17/24(a)	EUR	200	245,409
1.13%, 08/28/24(a)	EUR	200	246,956
BPCE SA, 0.13%, 12/04/24(a)	EUR	300	361,099
BPCE SFH SA
0.00%, 05/27/30(a)(c)	EUR	400	480,422
0.13%, 12/03/30(a)	EUR	400	484,526
Ceetrus SA, Series., 2.75%, 11/26/26 (Call 08/26/26)(a)	EUR	100	130,808
CNP Assurances, 2.00%, 07/27/50 (Call 07/27/30)(a)(b)	EUR	200	251,919
Covivio
1.13%, 09/17/31 (Call 06/17/31)(a)	EUR	200	252,673
1.88%, 05/20/26 (Call 02/20/26)(a)	EUR	100	130,063
Credit Agricole Home Loan SFH SA, 0.05%, 12/06/29(a)	EUR	400	483,610
Credit Agricole SA, 0.38%, 10/21/25(a)	EUR	300	362,757
Credit Agricole SA/London, 0.75%, 12/05/23(a)	EUR	400	487,544
Electricite de France SA
1.00%, 10/13/26 (Call 07/13/26)(a)	EUR	600	752,220
3.63%, 10/13/25 (Call 07/13/25)(d)(e)	USD	930	1,026,478
Engie SA
0.38%, 06/21/27 (Call 03/20/27)(a)	EUR	200	243,736
0.50%, 10/24/30 (Call 07/24/30)(a)	EUR	300	365,644
0.88%, 03/27/24 (Call 12/27/23)(a)	EUR	300	366,483
1.38%, 02/28/29 (Call 11/28/28)(a)	EUR	300	389,936
1.38%, 06/21/39 (Call 03/21/39)(a)	EUR	200	263,093
1.50%, (Call 05/30/28)(a)(b)(f)	EUR	300	360,765
1.50%, 03/27/28 (Call 12/27/27)(a)	EUR	200	260,429
1.75%, 03/27/28 (Call 12/27/27)(a)	EUR	300	396,138
2.13%, 03/30/32 (Call 12/30/31)(a)	EUR	200	280,441
3.25%, (Call 11/28/24)(a)(b)(f)	EUR	400	515,914
Gecina SA, 0.88%, 06/30/36 (Call 03/30/36)(a)	EUR	100	123,698
ICADE, 1.50%, 09/13/27 (Call 06/13/27)(a)	EUR	200	258,467
Ile-de-France Mobilites, 0.95%, 05/28/41(a)	EUR	100	125,018
Ile-De-France Mobilites, 0.40%, 05/28/31(a)	EUR	200	244,726
La Banque Postale SA, 1.38%, 04/24/29(a)	EUR	300	385,544
La Poste SA, 1.45%, 11/30/28(a)	EUR	200	263,075
Regie Autonome des Transports Parisiens
0.35%, 06/20/29(a)	EUR	200	245,905
0.88%, 05/25/27(a)	EUR	100	126,588
SNCF Reseau
0.75%, 05/25/36(a)	EUR	700	873,513
0.88%, 01/22/29(a)	EUR	300	382,523
1.00%, 11/09/31(a)	EUR	300	387,882
1.88%, 03/30/34(a)	EUR	200	283,758
2.25%, 12/20/47(a)	EUR	300	467,869
Societe Generale SA
0.13%, 10/05/21(a)	EUR	200	237,513
0.88%, 09/22/28 (Call 09/22/27)(a)(b)	EUR	300	366,348
Societe Generale SFH SA
0.00%, 02/11/30(a)(c)	EUR	300	361,010
0.13%, 07/18/29(a)	EUR	200	243,295
Unibail-Rodamco-Westfield SE, 2.50%, 02/26/24(a)	EUR	200	254,875
Vinci SA, 0.00%, 11/27/28 (Call 08/27/28)(a)(c)	EUR	200	238,899
			16,697,824
Germany — 10.2%
Bayerische Landesbank, 0.13%, 02/10/28(a)	EUR	200	237,753
Berlin Hyp AG
0.00%, 07/19/27(a)(c)	EUR	100	121,108
		Par
Security		(000)	Value

Germany (continued)
0.00%, 07/07/28(a)(c)	EUR	100	$121,059
0.00%, 09/02/30(a)(c)	EUR	500	601,796
0.13%, 05/05/22(a)	EUR	150	178,852
0.50%, 09/26/23(a)	EUR	100	120,472
0.50%, 11/05/29(a)	EUR	100	123,659
1.13%, 10/25/27(a)	EUR	100	126,411
1.50%, 04/18/28(a)	EUR	300	387,142
Series 201, 0.13%, 10/23/23.	EUR	200	240,685
Series 211, 0.63%, 10/22/25(a)	EUR	100	124,016
Commerzbank AG
0.75%, 03/24/26 (Call 03/24/25)(a)(b)	EUR	200	242,949
1.25%, 10/23/23(a)	EUR	100	122,368
Daimler AG
0.75%, 09/10/30(a)	EUR	400	500,056
0.75%, 03/11/33(a)	EUR	340	418,006
Deutsche Bank AG, 1.38%, 06/10/26 (Call 06/10/25)(a)(b)	EUR	200	250,624
Deutsche Hypothekenbank AG
0.13%, 11/23/23(a)	EUR	300	361,099
0.25%, 12/10/24(a)	EUR	100	121,500
Deutsche Kreditbank AG
0.00%, 02/23/26(a)(c)	EUR	160	191,390
0.75%, 09/26/24(a)	EUR	200	244,237
Deutsche Wohnen SE
0.50%, 04/07/31 (Call 01/07/31)(a)	EUR	200	241,440
1.30%, 04/07/41 (Call 01/07/41)(a)	EUR	100	124,158
E.ON International Finance BV, 1.25%, 10/19/27
(Call 07/19/27)(a)	EUR	250	319,350
E.ON SE
0.00%, 08/28/24 (Call 05/28/24)(a)(c)	EUR	250	298,967
0.35%, 02/28/30 (Call 11/28/29)(a)	EUR	300	360,530
0.38%, 09/29/27 (Call 06/29/27)(a)	EUR	325	395,362
0.60%, 10/01/32 (Call 07/01/32)(a)	EUR	100	120,817
0.88%, 08/20/31 (Call 05/20/31)(a)	EUR	200	249,969
1.00%, 10/07/25 (Call 07/07/25)(a)	EUR	250	310,616
EnBW, 1.13%, 11/05/79 (Call 08/05/24)(a)(b)	EUR	200	240,403
EnBW Energie Baden-Wuerttemberg AG
1.63%, 08/05/79 (Call 05/05/27)(a)(b)	EUR	200	240,809
1.88%, 06/29/80 (Call 03/30/26)(a)(b)	EUR	100	122,578
EnBW International Finance BV, 1.88%, 10/31/33
(Call 07/31/33)(a)	EUR	175	244,759
Eurogrid GmbH, 1.11%, 05/15/32 (Call 02/15/32)(a)	EUR	300	384,363
Hamburger Hochbahn AG, 0.13%, 02/24/31
(Call 11/24/30)(a)	EUR	100	119,503
KfW
0.00%, 09/15/28(a)(c)	EUR	2,020	2,466,218
0.05%, 05/30/24	EUR	250	302,277
0.25%, 06/30/25	EUR	400	490,225
0.75%, 09/30/30	USD	450	430,987
0.88%, 09/15/26(a)	GBP	350	496,011
1.75%, 09/14/29	USD	850	890,341
2.00%, 09/29/22	USD	698	713,105
Kreditanstalt fuer Wiederaufbau
0.00%, 05/05/27(a)(c)	EUR	1,500	1,829,464
0.13%, 06/03/22	SEK	3,000	348,887
0.50%, 09/28/26(a)	EUR	449	561,143
1.25%, 08/28/23	NOK	2,800	319,450
1.38%, 02/02/28(a)	SEK	1,100	135,812
1.50%, 07/24/24	AUD	166	125,782
Landbk Hessen Thueringen, 0.38%, 06/04/29(a)	EUR	100	120,116

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

Germany (continued)
Landesbank Baden-Wuerttemberg
0.13%, 06/27/23(a)	EUR	100	$120,147
1.50%, 02/03/25(a)	GBP	200	283,852
Series 806, 0.38%, 05/24/24(a)	EUR	500	604,323
Series 809, 0.38%, 07/29/26(a)	EUR	300	365,056
Landwirtschaftliche Rentenbank, 0.00%, 09/22/27(a)(c)	EUR	700	851,998
Muenchener Hypothekenbank eG, Series 1803, 0.25%,
12/13/23(a)	EUR	50	60,388
NRW Bank
0.00%, 10/15/29(c)	EUR	225	271,147
0.00%, 02/18/30(c)	EUR	130	156,495
0.38%, 11/17/26(a)	EUR	50	61,680
0.50%, 09/13/27(a)	EUR	75	93,446
0.63%, 02/02/29(a)	EUR	175	220,894
0.75%, 06/30/28(a)	EUR	75	95,355
0.88%, 11/10/25(a)	EUR	125	156,681
RWE AG, 0.63%, 06/11/31 (Call 03/11/31)(a)	EUR	100	122,489
Volkswagen International Finance NV
0.88%, 09/22/28(a)	EUR	400	498,818
1.25%, 09/23/32(a)	EUR	300	382,590
Vonovia SE, 0.63%, 03/24/31 (Call 12/24/30)(a)	EUR	200	241,444
			22,425,427
Hong Kong — 0.6%
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(a)	USD	200	211,370
MTR Corp. Ltd., 1.63%, 08/19/30(a)	USD	950	939,626
Rail Transit International Development Co. Ltd., 1.63%,
06/22/22(a)	EUR	200	237,912
			1,388,908
India — 0.2%
Indian Railway Finance Corp. Ltd., 3.84%, 12/13/27(a)	USD	200	217,254
State Bank of India/London, 4.50%, 09/28/23(a)	USD	200	213,992
			431,246
Ireland — 0.3%
AIB Group PLC, 0.50%, 11/17/27 (Call 11/17/26)(a)(b)	EUR	100	120,228
Bank of Ireland Group PLC, 0.38%, 05/10/27
(Call 05/10/26)(a)(b)	EUR	240	285,776
ESB Finance DAC, 1.13%, 06/11/30 (Call 03/11/30)(a)	EUR	200	255,622
			661,626
Isle Of Man — 0.1%
NE Property BV, 3.38%, 07/14/27 (Call 04/14/27)(a)	EUR	100	133,635
Italy — 3.1%
A2A SpA, 1.00%, 07/16/29 (Call 04/16/29)(a)	EUR	100	125,993
ACEA SpA
0.00%, 09/28/25 (Call 06/28/25)(a)(c)	EUR	100	119,461
0.25%, 07/28/30 (Call 04/28/30)(a)	EUR	200	236,099
Aeroporti di Roma SpA, 1.63%, 02/02/29 (Call 11/02/28)(a)	EUR	100	126,519
Assicurazioni Generali SpA
2.12%, 10/01/30(a)	EUR	200	253,855
2.43%, 07/14/31 (Call 01/14/31)(a)	EUR	300	387,904
Credit Agricole Italia SpA, 0.13%, 03/15/33(a)	EUR	200	238,555
Enel Finance International NV
1.00%, 09/16/24(a)	EUR	401	494,414
1.13%, 09/16/26 (Call 06/16/26)(a)	EUR	450	566,503
1.50%, 07/21/25 (Call 04/21/25)(a)	EUR	300	379,256
ERG SpA
0.50%, 09/11/27 (Call 06/11/27)(a)	EUR	200	240,045
1.88%, 04/11/25 (Call 01/11/25)(a)	EUR	250	316,112
		Par
Security		(000)	Value

Italy (continued)
Ferrovie dello Stato Italiane SpA
0.38%, 03/25/28(a)	EUR	400	$483,876
0.88%, 12/07/23(a)	EUR	300	365,843
Hera SpA
0.88%, 07/05/27 (Call 04/05/27)(a)	EUR	200	249,305
2.38%, 07/04/24(a)	EUR	100	127,601
Intesa Sanpaolo SpA
0.75%, 03/16/28(a)	EUR	400	484,720
0.88%, 06/27/22(a)	EUR	100	119,904
1.50%, 04/10/24(a)	EUR	200	247,997
Iren SpA
0.25%, 01/17/31 (Call 10/17/30)(a)	EUR	100	116,379
0.88%, 10/14/29 (Call 07/14/29)(a)	EUR	200	246,545
1.50%, 10/24/27 (Call 07/24/27)(a)	EUR	200	256,142
1.95%, 09/19/25 (Call 06/19/25)(a)	EUR	200	255,625
Mediobanca Banca di Credito Finanziario SpA, 1.00%,
09/08/27(a)	EUR	200	247,081
			6,685,734
Japan — 0.7%
Mitsubishi UFJ Financial Group Inc.
0.68%, 01/26/23(a)	EUR	100	120,465
0.85%, 07/19/29(a)	EUR	200	250,315
0.98%, 10/09/23(a)	EUR	200	243,983
2.53%, 09/13/23(e)	USD	200	208,902
Mizuho Financial Group Inc.
0.21%, 10/07/25(a)	EUR	150	180,494
0.96%, 10/16/24(a)	EUR	200	246,000
Sumitomo Mitsui Financial Group Inc.
0.47%, 05/30/24(a)	EUR	100	121,106
0.93%, 10/11/24(a)	EUR	200	246,182
			1,617,447
Lithuania — 0.1%
AB Ignitis Grupe
1.88%, 07/10/28 (Call 04/10/28)(a)	EUR	100	131,697
2.00%, 07/14/27(a)	EUR	100	131,771
			263,468
Luxembourg — 0.6%
NORD/LB Luxembourg SA Covered Bond Bank, 0.05%,
01/28/25(a)	EUR	100	119,888
Prologis International Funding II SA
0.75%, 03/23/33 (Call 12/23/32)(a)	EUR	200	239,357
0.88%, 07/09/29 (Call 04/09/29)(a)	EUR	250	310,614
2.38%, 11/14/30 (Call 08/14/30)(a)	EUR	250	349,276
SELP Finance Sarl, 0.88%, 05/27/29 (Call 02/27/29)(a)	EUR	150	181,494
			1,200,629
Netherlands — 6.0%
ABN AMRO Bank NV
0.50%, 04/15/26(a)	EUR	200	245,535
0.63%, 05/31/22(a)	EUR	200	239,459
0.88%, 04/22/25(a)	EUR	300	371,704
Alliander NV
0.38%, 06/10/30 (Call 03/10/30)(a)	EUR	200	244,581
0.88%, 06/24/32 (Call 03/24/32)(a)	EUR	200	254,481
Cooperatieve Rabobank U.A., 1.11%, 02/24/27
(Call 02/24/26)(b)(d)	USD	600	596,466
Cooperatieve Rabobank UA
0.13%, 10/11/21(a)	EUR	200	237,546
0.25%, 10/30/26(a)	EUR	200	242,403

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

Netherlands (continued)
CTP NV
0.63%, 11/27/23 (Call 10/27/23)(a)	EUR	100	$120,308
0.75%, 02/18/27 (Call 11/18/26)(a)	EUR	150	178,596
2.13%, 10/01/25 (Call 07/01/25)(a)	EUR	260	329,102
de Volksbank NV
0.00%, 09/16/24(a)(c)	EUR	200	239,803
0.38%, 03/03/28 (Call 12/03/27)(a)	EUR	100	118,952
1.75%, 10/22/30 (Call 10/22/25)(a)(b)	EUR	300	375,733
Enexis Holding NV
0.38%, 04/14/33 (Call 01/14/33)(a)	EUR	100	119,717
0.63%, 06/17/32 (Call 03/17/32)(a)	EUR	100	123,528
ING Groep NV
0.88%, 06/09/32 (Call 03/09/27)(a)(b)	EUR	100	119,978
1.13%, 12/07/28 (Call 12/07/27)(a)(b)	GBP	200	274,142
1.40%, 07/01/26 (Call 07/01/25)(b)(d)	USD	680	687,378
2.50%, 11/15/30(a)	EUR	500	717,628
4.63%, 01/06/26(d)	USD	675	773,840
LeasePlan Corp. NV
0.25%, 02/23/26(a)	EUR	300	357,693
1.38%, 03/07/24(a)	EUR	100	123,591
3.50%, 04/09/25(a)	EUR	208	278,727
Nederlandse Waterschapsbank NV
0.00%, 10/02/34(a)(c)	EUR	100	117,229
0.70%, 01/25/23(a)	SEK	550	64,482
1.00%, 09/03/25(a)	EUR	500	629,483
2.38%, 03/24/26(d)	USD	400	430,196
PostNL NV, 0.63%, 09/23/26 (Call 06/23/26)	EUR	100	122,470
Royal Schiphol Group NV
1.50%, 11/05/30 (Call 08/05/30)(a)	EUR	300	397,167
2.00%, 04/06/29 (Call 01/06/29)(a)	EUR	300	406,299
TenneT Holding BV
0.13%, 11/30/32 (Call 08/30/32)(a)	EUR	150	174,083
0.50%, 11/30/40 (Call 08/30/40)(a)	EUR	200	227,119
0.75%, 06/26/25 (Call 03/26/25)(a)	EUR	100	123,205
0.88%, 06/03/30 (Call 03/03/30)(a)	EUR	200	252,375
1.00%, 06/13/26 (Call 03/13/26)(a)	EUR	200	250,790
1.25%, 10/24/33 (Call 07/24/33)(a)	EUR	150	197,813
1.38%, 06/05/28 (Call 03/05/28)(a)	EUR	150	194,526
1.38%, 06/26/29 (Call 03/26/29)(a)	EUR	200	261,174
1.50%, 06/03/39 (Call 03/03/39)(a)	EUR	300	404,761
1.75%, 06/04/27 (Call 03/04/27)(a)	EUR	200	262,230
1.88%, 06/13/36 (Call 03/13/36)(a)	EUR	100	141,247
2.00%, 06/05/34 (Call 03/05/34)(a)	EUR	250	356,779
Tennet Holdings BV
0.50%, 06/09/31 (Call 03/09/31)(a)	EUR	200	243,905
1.13%, 06/09/41 (Call 12/09/40)(a)	EUR	200	253,098
Vesteda Finance BV, 1.50%, 05/24/27 (Call 02/24/27)(a)	EUR	200	256,403
			13,137,725
Norway — 1.6%
DNB Boligkreditt AS
0.00%, 01/21/31(a)(c)	EUR	500	598,125
0.63%, 06/19/25(a)	EUR	525	648,203
0.75%, 01/31/24(a)	SEK	2,000	236,165
Eika Boligkreditt AS, 0.13%, 06/16/31(a)	EUR	150	180,669
SpareBank 1 Boligkreditt AS
0.00%, 09/22/27(a)(c)	EUR	350	422,835
0.50%, 01/30/25(a)	EUR	300	367,633
Sparebank 1 Oestlandet, 0.13%, 03/03/28(a)	EUR	160	190,345
Sparebanken Soer Boligkreditt AS, 0.00%, 10/26/26(a)(c)	EUR	100	120,687
Sparebanken Vest Boligkreditt AS, 0.00%, 06/28/27(a)(c)	EUR	300	362,202
		Par
Security		(000)	Value

Norway (continued)
SR-Boligkreditt AS, 0.00%, 10/08/26(c)	EUR	300	$362,070
Storebrand Livsforsikring AS, 1.88%, 09/30/51
(Call 03/31/31)(a)(b)	EUR	100	119,571
			3,608,505
Poland — 0.1%
Atrium Finance Issuer BV, 2.63%, 09/05/27
(Call 06/05/27)(a)	EUR	100	129,338

Portugal — 0.5%
EDP - Energias de Portugal SA, 1.63%, 04/15/27
(Call 01/15/27)(a)	EUR	300	386,775
EDP Finance BV
0.38%, 09/16/26 (Call 06/16/26)(a)	EUR	200	242,273
1.71%, 01/24/28(d)	USD	200	199,516
1.88%, 10/13/25(a)	EUR	200	257,639
			1,086,203
Qatar — 0.1%
QNB Finance Ltd., 1.63%, 09/22/25(a)	USD	200	201,934

Romania — 0.1%
Globalworth Real Estate Investments Ltd., 2.95%, 07/29/26
(Call 04/29/26)(a)	EUR	150	193,347
Russia — 0.1%
Russian Railways Via RZD Capital PLC, 2.20%, 05/23/27
(Call 02/23/27)(a)	EUR	200	250,934
Saudi Arabia — 0.4%
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(a)	USD	600	607,710
2.41%, 09/17/30(a)	USD	200	202,598
			810,308
South Korea — 1.2%
Hanwha Energy USA Holdings Corp., 2.38%, 07/30/22(a)	USD	200	203,458
Hyundai Capital Services Inc., 0.75%, 07/06/23(a)	CHF	100	112,337
Kia Corp., 1.00%, 04/16/24(a)	USD	200	200,882
Korea Electric Power Corp., 2.50%, 06/24/24(a)	USD	275	289,622
Korea Hydro & Nuclear Power Co. Ltd., 3.75%, 07/25/23(a)	USD	600	637,944
Korea Midland Power Co. Ltd., 3.38%, 01/22/22(a)	USD	200	202,710
LG Chem Ltd.
0.50%, 04/15/23(a)	EUR	200	239,724
3.25%, 10/15/24(a)	USD	400	429,616
3.63%, 04/15/29(a)	USD	200	223,738
			2,540,031
Spain — 3.9%
Banco Bilbao Vizcaya Argentaria SA
1.00%, 06/21/26(a)	EUR	300	374,078
1.38%, 05/14/25(a)	EUR	400	500,929
Banco de Sabadell SA, 1.13%, 03/11/27
(Call 03/11/26)(a)(b)	EUR	200	245,869
Banco Santander SA
0.30%, 10/04/26(a)	EUR	400	483,174
0.63%, 06/24/29 (Call 06/24/28)(a)(b)	EUR	200	240,533
1.13%, 06/23/27(a)	EUR	300	375,099
Bankinter SA, 0.63%, 10/06/27(a)	EUR	300	363,288
CaixaBank SA
0.38%, 11/18/26 (Call 11/18/25)(a)(b)	EUR	300	359,473
0.50%, 02/09/29 (Call 02/09/28)(a)(b)	EUR	300	356,192
1.25%, 06/18/31 (Call 03/18/26)(a)(b)	EUR	300	360,551
1.50%, 12/03/26 (Call 12/03/25)(a)(b)	GBP	200	279,262

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

Spain (continued)
Iberdrola Finanzas SA
0.88%, 06/16/25 (Call 03/16/25)(a)	EUR	300	$371,035
1.00%, 03/07/24 (Call 12/07/23)(a)	EUR	200	245,072
1.00%, 03/07/25 (Call 12/07/24)(a)	EUR	300	371,790
1.25%, 10/28/26 (Call 07/28/26)(a)	EUR	300	382,213
1.25%, 09/13/27 (Call 06/13/27)(a)	EUR	200	258,040
Iberdrola International BV
0.38%, 09/15/25(a)	EUR	200	243,537
1.13%, 04/21/26(a)	EUR	300	379,238
1.88%, (Call 02/22/23)(a)(b)(f)	EUR	300	365,110
2.63%, (Call 03/26/24)(a)(b)(f)	EUR	200	251,174
3.25%, (Call 11/12/24)(a)(b)(f)	EUR	300	387,904
Series NC6, 1.45%, (Call 11/09/26)(a)(b)(f)	EUR	300	362,419
Series NC9, 1.83%, (Call 08/09/29)(a)(b)(f)	EUR	300	362,441
Naturgy Finance BV, 0.88%, 05/15/25 (Call 02/15/25)(a)	EUR	300	369,754
Red Electrica Finance SA, 0.50%, 05/24/33
(Call 02/24/33)(a)	EUR	100	121,410
Red Electrica Financiaciones SAU, 0.38%, 07/24/28
(Call 04/24/28)(a)	EUR	200	244,804
			8,654,389
Supranational — 0.2%
European Investment Bank, 0.00%, 11/15/30(c)	EUR	150	181,756
International Bank for Reconstruction & Development,
0.38%, 07/17/23	SEK	3,000	350,828
			532,584
Sweden — 1.1%
SBAB Bank AB, 0.50%, 05/13/25(a)	EUR	300	367,088
Skandinaviska Enskilda Banken AB, 0.30%, 02/17/22(a)	EUR	200	238,313
Svenska Handelsbanken AB
0.00%, 12/02/27(a)(c)	EUR	200	237,321
0.38%, 07/03/23(a)	EUR	200	241,136
Swedbank AB
0.25%, 11/07/22(a)	EUR	200	239,547
0.30%, 05/20/27 (Call 05/20/26)(a)(b)	EUR	300	359,615
1.38%, 12/08/27 (Call 12/08/26)(a)(b)	GBP	100	139,656
Vattenfall AB
0.05%, 10/15/25 (Call 07/15/25)(a)	EUR	200	239,736
0.13%, 02/12/29 (Call 11/12/28)(a)	EUR	150	178,425
0.50%, 06/24/26 (Call 03/24/26)(a)	EUR	200	244,434
			2,485,271
Switzerland — 0.1%
Credit Suisse AG/London, 0.45%, 05/19/25(a)	EUR	200	242,109
United Arab Emirates — 0.2%
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	USD	200	217,638
4.64%, 05/14/29(a)	USD	200	225,714
			443,352
United Kingdom — 2.0%
Aster Treasury PLC, 1.41%, 01/27/36(a)	GBP	100	136,039
Barclays PLC
0.63%, 11/14/23 (Call 11/14/22)(a)(b)	EUR	200	240,140
1.70%, 11/03/26 (Call 11/03/25)(a)(b)	GBP	100	141,249
Canary Wharf Group Investment Holdings PLC
2.63%, 04/23/25 (Call 03/23/25)(a)	GBP	100	141,292
3.38%, 04/23/28 (Call 01/23/28)(a)	GBP	100	141,239
Clarion Funding PLC, 1.88%, 01/22/35(a)	GBP	200	285,242
Global Switch Finance BV, 1.38%, 10/07/30
(Call 07/07/30)(a)	EUR	270	333,435
		Par
Security		(000)	Value

United Kingdom (continued)
Greater Gabbard OFTO PLC, 4.14%, 11/29/32(a)	GBP	77	$124,610
Gwynt y Mor OFTO PLC, 2.78%, 02/17/34(a)	GBP	78	115,507
HSBC Holdings PLC, 1.50%, 12/04/24 (Call 12/04/23)(a)(b)	EUR	400	493,560
Just Group PLC, 7.00%, 04/15/31 (Call 10/15/25)(a)(b)	GBP	100	159,745
National Grid Electricity Transmission PLC, 0.19%,
01/20/25 (Call 10/20/24)(a)	EUR	200	240,149
Natwest Group PLC, 2.36%, 05/22/24 (Call 05/22/23)(b)(e)	USD	200	205,890
Northern Powergrid Northeast PLC, 1.88%, 06/16/62(a)	GBP	100	140,920
Paragon Treasury PLC, 2.00%, 05/07/36(a)	GBP	120	173,601
Scottish Hydro Electric Transmission PLC, 2.25%, 09/27/35
(Call 06/27/35)(a)	GBP	200	290,886
SSE PLC
0.88%, 09/06/25 (Call 06/06/25)(a)	EUR	250	308,549
1.38%, 09/04/27 (Call 06/04/27)(a)	EUR	200	256,076
Tritax Big Box REIT PLC, 1.50%, 11/27/33
(Call 08/27/33)(a)	GBP	100	136,604
Tritax EuroBox PLC, 0.95%, 06/02/26 (Call 03/02/26)(a)	EUR	100	119,684
United Utilities Water Finance PLC, 0.88%, 10/28/29
(Call 07/28/29)(a)	GBP	100	134,725
Workspace Group PLC, 2.25%, 03/11/28 (Call 12/11/27)(a)	GBP	100	139,496
			4,458,638
United States — 9.7%
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)(d)	USD	425	424,074
2.45%, 01/15/31 (Call 10/15/30)(d)	USD	225	226,937
Alexandria Real Estate Equities Inc., 3.80%, 04/15/26
(Call 02/15/26)	USD	245	275,380
Apple Inc.
2.85%, 02/23/23 (Call 12/23/22)	USD	290	300,521
3.00%, 06/20/27 (Call 03/20/27)	USD	1,035	1,143,613
Arizona Public Service Co., 2.65%, 09/15/50
(Call 03/15/50)	USD	155	151,706
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)(e)	USD	100	107,260
3.20%, 04/15/25 (Call 03/15/25)	USD	270	291,076
3.80%, 06/01/29 (Call 03/01/29)	USD	445	508,283
Bank of America Corp., 2.46%, 10/22/25 (Call 10/22/24)(b)	USD	650	681,018
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	USD	75	77,045
3.40%, 06/21/29 (Call 03/21/29)	USD	385	424,366
4.50%, 12/01/28 (Call 09/01/28)(e)	USD	370	437,736
Citigroup Inc.
0.50%, 01/29/22 (Call 12/29/21)(a)	EUR	400	476,436
1.68%, 05/15/24 (Call 05/15/23)(b)	USD	300	306,156
Consolidated Edison Co. of New York Inc.
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	USD	150	167,954
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	USD	325	380,266
Digital Dutch Finco BV
0.63%, 07/15/25 (Call 06/15/25)(a)	EUR	200	243,440
1.00%, 01/15/32 (Call 10/15/31)(a)	EUR	300	361,647
1.50%, 03/15/30 (Call 12/15/29)(a)	EUR	200	255,734
Digital Euro Finco LLC, 2.50%, 01/16/26 (Call 10/16/25)(a)	EUR	300	393,302
Digital Intrepid Holding BV, 0.63%, 07/15/31
(Call 04/15/31)(a)	EUR	300	352,430
DTE Electric Co.
3.95%, 03/01/49 (Call 09/01/48)	USD	195	241,082
Series A, 1.90%, 04/01/28 (Call 02/01/28)	USD	100	103,141
Series A, 4.05%, 05/15/48 (Call 11/15/47)(e)	USD	185	230,085
Duke Energy Carolinas LLC
3.35%, 05/15/22(e)	USD	68	69,701

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

United States (continued)
3.95%, 11/15/28 (Call 08/15/28)	USD	335	$388,878
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	USD	190	202,793
Duke Energy Progress LLC, 3.45%, 03/15/29
(Call 12/15/28)	USD	260	293,049
Duke Realty LP, 2.88%, 11/15/29 (Call 08/15/29)	USD	250	268,498
ERP Operating LP, 4.15%, 12/01/28 (Call 09/01/28)	USD	335	389,602
Evergy Kansas Central Inc., 2.55%, 07/01/26
(Call 04/01/26)	USD	50	53,260
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	USD	25	27,234
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	USD	105	117,089
3.60%, 04/01/29 (Call 01/01/29)	USD	125	140,628
4.10%, 09/26/28 (Call 06/26/28)	USD	110	127,943
JPMorgan Chase & Co., 0.65%, 09/16/24 (Call 09/16/23)(b)	USD	800	802,344
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)(e)	USD	205	226,818
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	USD	300	314,334
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	USD	75	75,590
4.75%, 12/15/28 (Call 09/15/28)(e)	USD	375	443,216
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	USD	50	52,345
Liberty Utilities Finance GP 1, 2.05%, 09/15/30
(Call 06/15/30)(d)	USD	390	384,571
Massachusetts Institute of Technology, 3.96%, 07/01/38	USD	75	91,111
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	USD	100	110,246
3.15%, 04/15/50 (Call 10/15/49)	USD	125	136,115
3.65%, 04/15/29 (Call 01/15/29)	USD	165	189,027
3.65%, 08/01/48 (Call 02/01/48)	USD	490	572,477
3.95%, 08/01/47 (Call 02/01/47)	USD	230	280,423
4.25%, 07/15/49 (Call 01/15/49)	USD	380	486,115
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/28
(Call 04/15/28)	USD	165	168,699
Niagara Mohawk Power Corp., 1.96%, 06/27/30
(Call 03/27/30)(d)	USD	50	50,113
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	USD	265	263,482
2.90%, 03/01/50 (Call 09/01/49)(e)	USD	160	167,992
NSTAR Electric Co.
3.25%, 05/15/29 (Call 02/15/29)(e)	USD	125	139,186
3.95%, 04/01/30 (Call 01/01/30)	USD	250	292,755
PacifiCorp., 2.90%, 06/15/52 (Call 12/15/51)	USD	200	204,258
Piedmont Operating Partnership LP, 3.15%, 08/15/30
(Call 05/15/30)	USD	170	176,698
Prologis Euro Finance LLC, 0.38%, 02/06/28
(Call 11/06/27)	EUR	200	242,420
Prologis LP, 1.25%, 10/15/30 (Call 07/15/30)(e)	USD	205	196,767
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)	USD	50	51,109
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	USD	190	216,877
4.10%, 06/15/48 (Call 12/15/47)	USD	235	293,466
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	USD	270	300,488
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	USD	175	178,120
Southern California Edison Co., Series G, 2.50%, 06/01/31
(Call 03/01/31)	USD	200	203,016
Southern Power Co.
1.85%, 06/20/26	EUR	200	259,162
4.15%, 12/01/25 (Call 09/01/25)	USD	465	522,795
Series 2016, 1.00%, 06/20/22	EUR	200	240,047
		Par
Security		(000)	Value

United States (continued)
Southwestern Public Service Co.
3.75%, 06/15/49 (Call 12/15/48)	USD	50	$59,429
Series 8, 3.15%, 05/01/50 (Call 11/01/49)(e)	USD	50	54,010
Toyota Motor Credit Corp., 2.15%, 02/13/30.	USD	120	125,300
Tucson Electric Power Co., 1.50%, 08/01/30
(Call 05/01/30)	USD	295	286,531
Union Electric Co., 2.63%, 03/15/51 (Call 09/15/50)	USD	175	172,494
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	USD	280	271,440
3.88%, 02/08/29 (Call 11/08/28)	USD	765	878,602
Welltower Inc., 2.70%, 02/15/27 (Call 12/15/26)	USD	220	235,090
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	USD	150	153,393
2.25%, 01/30/31 (Call 10/30/30)(e)	USD	100	102,484
			21,310,318

Total Corporate Bonds & Notes — 58.1%
(Cost: $123,400,795)			127,540,273

Foreign Government Obligations(g)

Australia — 0.8%
New South Wales Treasury Corp.
1.25%, 11/20/30	AUD	620	449,218
3.00%, 11/15/28(a)	AUD	400	332,921
Queensland Treasury Corp.
1.25%, 03/10/31(d)	AUD	680	492,606
2.50%, 03/06/29(a)	AUD	475	383,266
3.00%, 03/22/24(d)	AUD	125	98,408
			1,756,419
Belgium — 1.9%
Kingdom of Belgium Government Bond, Series 86 1.25%,
04/22/33(d)	EUR	3,090	4,232,382
Canada — 2.3%
City of Ottawa Ontario, 2.50%, 05/11/51	CAD	200	152,640
City of Toronto Canada
2.60%, 09/24/39	CAD	50	40,767
3.20%, 08/01/48	CAD	100	87,582
CPPIB Capital Inc.
0.25%, 04/06/27(a)	EUR	500	610,865
0.88%, 02/06/29(a)	EUR	250	319,080
3.00%, 06/15/28(a)	CAD	250	221,892
Export Development Canada
1.65%, 07/31/24	CAD	100	82,408
1.80%, 09/01/22	CAD	150	122,196
Ontario Teachers’ Finance Trust, 0.05%, 11/25/30(a)	EUR	250	295,207
Province of Ontario Canada
1.85%, 02/01/27	CAD	1,075	890,839
1.95%, 01/27/23	CAD	350	287,011
2.65%, 02/05/25	CAD	1,120	953,050
Province of Quebec Canada
1.65%, 03/03/22	CAD	75	60,620
2.25%, 02/22/24	CAD	270	225,464
2.45%, 03/01/23	CAD	675	558,769
2.60%, 07/06/25	CAD	50	42,690
South Coast British Columbia Transportation Authority
2.65%, 10/29/50	CAD	50	39,221
3.25%, 11/23/28	CAD	50	44,815
			5,035,116

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

Chile — 1.2%
Chile Government International Bond
0.83%, 07/02/31 (Call 04/02/31)	EUR	600	$723,315
1.25%, 01/29/40 (Call 10/31/39)	EUR	400	467,487
2.55%, 01/27/32 (Call 10/27/31)	USD	660	677,325
3.50%, 01/25/50 (Call 07/25/49)	USD	805	851,183
			2,719,310
China — 0.7%
China Development Bank
0.38%, 11/16/21(a)	EUR	200	237,570
3.07%, 03/24/24	CNY	6,000	938,655
3.10%, 11/21/22	CNY	3,000	468,829
			1,645,054
Denmark — 0.4%
Kommunekredit
0.13%, 09/26/40(a)	EUR	200	225,062
0.63%, 11/21/39(a)	EUR	200	248,370
0.75%, 05/18/27(a)	EUR	130	164,156
0.75%, 07/05/28(a)	EUR	250	317,663
			955,251
Finland — 0.3%
Kuntarahoitus OYJ
0.00%, 10/14/30(a)(c)	EUR	220	265,195
0.05%, 09/06/29(a)	EUR	200	242,979
0.75%, 09/07/27(a)	EUR	150	190,128
			698,302
France — 12.5%
Agence Francaise de Developpement EPIC
0.00%, 03/25/25(a)(c)	EUR	600	725,045
0.50%, 10/31/25(a)	EUR	100	123,589
1.38%, 09/17/24(a)	EUR	200	251,385
Bpifrance SACA, 0.00%, 05/25/28(a)(c)	EUR	300	363,060
Caisse des Depots et Consignations
0.00%, 09/15/25(a)(c)	EUR	200	242,543
0.20%, 03/01/22(a)	EUR	100	119,110
Caisse Francaise de Financement Local, 0.10%,
11/13/29(a)	EUR	300	364,113
French Republic Government Bond OAT
0.50%, 06/25/44(d)	EUR	2,750	3,274,190
1.75%, 06/25/39(d)	EUR	8,775	13,091,097
Region of Ile de France
0.10%, 07/02/30(a)	EUR	300	360,533
0.50%, 06/14/25(a)	EUR	500	614,798
0.63%, 04/23/27(a)	EUR	200	250,109
1.38%, 03/14/29(a)	EUR	100	132,406
1.38%, 06/20/33(a)	EUR	100	135,078
2.38%, 04/24/26(a)	EUR	100	134,272
Societe Du Grand Paris EPIC
0.00%, 11/25/30(a)(c)	EUR	1,000	1,186,143
0.70%, 10/15/60(a)	EUR	1,000	1,094,054
0.88%, 05/10/46(a)	EUR	400	492,161
1.00%, 02/18/70(a)	EUR	1,000	1,178,598
1.13%, 10/22/28(a)	EUR	500	652,360
1.13%, 05/25/34(a)	EUR	500	658,481
1.70%, 05/25/50(a)	EUR	900	1,313,926
Societe Nationale SNCF SA, 0.63%, 04/17/30(a)	EUR	500	625,059
			27,382,110
Germany — 3.1%
Bundesobligation, Series G 0.00%, 10/10/25(a)(c)	EUR	1,595	1,960,069
		Par
Security		(000)	Value

Germany (continued)
Bundesrepublik Deutschland Bundesanleihe
Series G, 0.00%, 08/15/30(a)(c)	EUR	2,075	$2,601,919
Series G, 0.00%, 08/15/50(a)(c)	EUR	1,800	2,147,612
			6,709,600
Hong Kong — 0.3%
Hong Kong Government International Bond
0.63%, 02/02/26(d)	USD	200	198,274
1.38%, 02/02/31(d)	USD	200	198,534
2.50%, 05/28/24(d)(e)	USD	200	211,256
			608,064
Hungary — 0.3%
Hungary Government International Bond, 1.75%,
06/05/35(a)	EUR	500	637,603
Indonesia — 0.6%
Perusahaan Penerbit SBSN Indonesia III
3.75%, 03/01/23(a)	USD	955	1,003,017
3.90%, 08/20/24(a)	USD	280	304,640
			1,307,657
Ireland — 1.2%
Ireland Government Bond, 1.35%, 03/18/31(a)	EUR	1,890	2,573,941
Italy — 1.4%
Italy Buoni Poliennali Del Tesoro, 1.50%, 04/30/45(d)	EUR	2,535	3,042,627
Netherlands — 2.0%
Netherlands Government Bond, 0.50%, 01/15/40(d)	EUR	3,277	4,290,534
Norway — 0.1%
Kommunalbanken AS
2.13%, 02/11/25(d)	USD	200	210,926
2.70%, 09/05/23	AUD	100	77,080
			288,006
Poland — 0.7%
Republic of Poland Government International Bond
0.50%, 12/20/21(a)	EUR	200	238,069
1.00%, 03/07/29(a)	EUR	475	610,118
1.13%, 08/07/26(a)	EUR	400	507,226
2.00%, 03/08/49(a)	EUR	150	222,345
			1,577,758
South Korea — 0.4%
Export-Import Bank of Korea, 0.83%, 04/27/25(a)	EUR	270	333,022
Korea Development Bank (The)
0.00%, 07/10/24(a)(c)	EUR	100	119,637
0.40%, 06/19/24	USD	250	249,180
Korea International Bond, 2.00%, 06/19/24	USD	200	208,504
			910,343
Spain — 0.7%
Adif Alta Velocidad
0.55%, 04/30/30(a)	EUR	200	244,507
0.80%, 07/05/23(a)	EUR	200	242,937
0.95%, 04/30/27(a)	EUR	200	252,028
1.25%, 05/04/26(a)	EUR	100	127,108
Autonomous Community of Madrid Spain, 0.83%,
07/30/27(a)	EUR	280	350,783
Instituto de Credito Oficial
0.00%, 04/30/26(a)(c)	EUR	200	241,390
0.20%, 01/31/24(a)	EUR	100	120,731
			1,579,484

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

Supranational — 8.7%
African Development Bank, 3.00%, 12/06/21	USD	150	$151,495
Asian Development Bank
0.00%, 10/24/29(a)(c)	EUR	200	240,859
0.35%, 07/16/25	EUR	225	275,613
0.37%, 06/26/23	SEK	2,000	233,941
0.63%, 09/15/26	GBP	50	69,880
1.88%, 08/10/22	USD	275	279,964
2.13%, 03/19/25	USD	448	473,567
2.38%, 08/10/27	USD	225	243,999
2.45%, 01/17/24	AUD	300	231,669
3.13%, 09/26/28(e)	USD	310	354,311
EUROFIMA
0.00%, 07/28/26(a)(c)	EUR	100	120,665
0.10%, 05/20/30(a)	EUR	150	180,331
0.15%, 10/10/34(a)	EUR	500	586,167
0.25%, 02/09/24(a)	EUR	100	120,729
European Bank for Reconstruction & Development
0.00%, 01/10/24(c)	EUR	300	360,672
1.50%, 02/13/25	USD	175	180,887
European Investment Bank
0.00%, 11/15/35(a)(c)	EUR	800	935,581
0.38%, 05/15/26(a)	EUR	550	680,870
0.38%, 09/17/30(a)	SEK	940	107,096
0.50%, 07/19/22(a)	SEK	400	46,697
0.50%, 11/15/23(a)	EUR	750	913,344
0.50%, 11/13/37	EUR	250	314,270
0.75%, 11/15/24(a)	GBP	485	682,786
0.75%, 07/15/27	AUD	400	289,301
0.75%, 09/23/30	USD	600	574,686
0.88%, 01/30/25(a)	SEK	1,000	119,222
1.00%, 11/14/42(a)	EUR	780	1,069,099
1.13%, 09/16/21(a)	CAD	200	160,481
1.13%, 11/15/32	EUR	250	337,126
1.25%, 11/13/26(a)	EUR	475	616,621
1.50%, 03/02/27	SEK	1,400	173,349
1.50%, 11/15/47	EUR	541	823,360
1.63%, 02/04/25(a)	CHF	100	119,522
1.63%, 10/09/29	USD	420	436,561
1.70%, 11/15/24	AUD	100	76,300
1.90%, 01/22/25(a)	CAD	100	83,044
2.13%, 04/13/26	USD	425	452,978
2.38%, 01/18/23(a)	CAD	50	41,236
2.38%, 05/24/27	USD	549	595,089
2.50%, 10/15/24(e)	USD	475	506,113
2.70%, 01/12/23(a)	AUD	150	114,150
2.88%, 06/13/25(d)	USD	200	217,600
3.30%, 02/03/28	AUD	500	417,231
IDB Trust Services Ltd., 0.04%, 12/04/24(a)	EUR	250	297,962
International Bank for Reconstruction & Development
0.63%, 11/22/27	EUR	400	504,303
2.13%, 03/03/25	USD	150	158,445
2.90%, 11/26/25	AUD	100	80,208
3.13%, 11/20/25	USD	655	724,306
International Finance Corp.
1.25%, 12/15/23	GBP	100	142,233
1.38%, 09/13/24	CAD	150	122,543
2.00%, 10/24/22	USD	475	485,792
2.13%, 04/07/26(e)	USD	375	399,578
Nordic Investment Bank
0.00%, 04/30/27(a)(c)	EUR	100	121,499
		Par/
	Shares
Security		(000)	Value

Supranational (continued)
0.13%, 06/10/24(a)	EUR	250	$302,538
0.50%, 11/03/25(a)	EUR	640	792,308
			19,140,177
Sweden — 0.7%
Kommuninvest I Sverige AB
0.25%, 11/26/27(a)	SEK	2,000	229,885
0.38%, 03/27/24(a)	SEK	2,000	234,329
0.63%, 06/01/23(a)	SEK	2,000	235,040
Sweden Government International Bond, 0.13%,
09/09/30(a)	SEK	7,200	841,930
			1,541,184
United Kingdom — 0.1%
Transport for London, 2.13%, 04/24/25(a)	GBP	100	145,906

Total Foreign Government Obligations — 40.4%
(Cost: $85,586,867)			88,776,828

Municipal Debt Obligations

United States — 0.0%
District of Columbia Water & Sewer Authority RB, Series A,
4.81%, 10/01/2114(e)	$75	111,140

Total Municipal Debt Obligations — 0.0%
(Cost: $88,580)	.	111,140

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.06%(h)(i)(j)	2,808	2,809,009
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(h)(i)	960	960,000
		3,769,009

Total Short-Term Investments — 1.7%
(Cost: $3,768,738)		3,769,009

Total Investments in Securities — 100.2%
(Cost: $212,844,980)		220,197,250

Other Assets, Less Liabilities — (0.2)%		(544,182)

Net Assets — 100.0%		$219,653,068

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Zero-coupon bond.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	All or a portion of this security is on loan.
(f)	Perpetual security with no stated maturity date.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
July 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$478,527	$2,330,790	(a)	$—		$(151)	$(157)	$2,809,009	2,808	$3,442	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,081,000	—		(1,121,000)	(a)	—	—	960,000	960	1,691		—
						$(151)	$(157)	$3,769,009		$5,133		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	220,000	USD	242,818	SSB	08/03/21	$48
HKD	1,100,000	USD	141,511	CITI	08/03/21	38
USD	3,638,414	AUD	4,848,000	UBS	08/03/21	80,709
USD	6,502,880	CAD	8,061,000	MS	08/03/21	41,674
USD	73,156,765	EUR	61,575,000	BNP	08/03/21	113,454
USD	73,207,547	EUR	61,572,500	GS	08/03/21	167,202
USD	356,000	EUR	300,000	MS	08/03/21	125
USD	2,011,390	EUR	1,695,000	UBS	08/03/21	698
USD	141,653	HKD	1,100,000	UBS	08/03/21	104
USD	111,957	NOK	985,000	BOA	08/03/21	465
USD	340,188	NOK	2,915,000	CITI	08/03/21	10,241
USD	3,748,386	SEK	31,905,000	GS	08/03/21	42,123
USD	88,216	AUD	120,000	GS	09/02/21	142
USD	3,572,113	AUD	4,848,000	UBS	09/02/21	13,906
USD	6,595,386	CAD	8,201,000	BNP	09/02/21	22,169
USD	1,440,679	CNY	9,315,000	SSB	09/02/21	3,148
USD	75,663,839	EUR	63,600,000	BNP	09/02/21	174,675
USD	75,634,917	EUR	63,597,500	GS	09/02/21	148,720
USD	5,522,268	GBP	3,955,000	BNP	09/02/21	24,432
USD	41,713	GBP	30,000	GS	09/02/21	10
USD	444,555	NOK	3,900,000	MS	09/02/21	3,069
USD	3,731,047	SEK	31,905,000	BOA	09/02/21	23,893
USD	44,174	SEK	380,000	GS	09/02/21	20
						871,065
AUD	4,848,000	USD	3,571,473	UBS	08/03/21	(13,768)
CAD	8,201,000	USD	6,595,625	BNP	08/03/21	(22,204)
CNY	9,315,000	USD	1,443,515	SSB	08/03/21	(738)
EUR	63,600,000	USD	75,620,400	BNP	08/03/21	(174,934)
EUR	63,597,500	USD	75,591,988	GS	08/03/21	(149,488)
GBP	3,955,000	USD	5,521,892	BNP	08/03/21	(24,438)
NOK	3,900,000	USD	444,505	MS	08/03/21	(3,067)
SEK	31,905,000	USD	3,730,139	BOA	08/03/21	(23,876)
USD	111,497	CAD	140,000	JPM	08/03/21	(718)

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
July 31, 2021

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	238,581	CHF	220,000	GS	08/03/21	$(4,285)
USD	1,438,684	CNY	9,315,000	SSB	08/03/21	(4,093)
USD	1,769,707	EUR	1,500,000	MS	08/03/21	(9,668)
USD	658,139	EUR	555,000	UBS	08/03/21	(230)
USD	4,609,498	GBP	3,325,000	CITI	08/03/21	(12,255)
USD	20,723	GBP	15,000	MS	08/03/21	(127)
USD	849,661	GBP	615,000	UBS	08/03/21	(5,189)
USD	68,086	CAD	85,000	GS	09/02/21	(43)
USD	243,002	CHF	220,000	SSB	09/02/21	(48)
USD	2,841,603	EUR	2,395,000	GS	09/02/21	(1,110)
USD	141,521	HKD	1,100,000	CITI	09/02/21	(38)
						(450,317)
	Net unrealized appreciation					$420,748

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$127,540,273	$—	$127,540,273
Foreign Government Obligations	—	88,776,828	—	88,776,828
Municipal Debt Obligations.	—	111,140	—	111,140
Money Market Funds	3,769,009	—	—	3,769,009
	$3,769,009	$216,428,241	$—	$220,197,250

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$871,065	$—	$871,065
Liabilities
Forward Foreign Currency Exchange Contracts	—	(450,317)	—	(450,317)
	$—	$420,748	$—	$420,748

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Schedule of Investments (unaudited) (continued)	iShares® Global Green Bond ETF
July 31, 2021

Portfolio Abbreviations - Fixed Income

RB	Revenue Bond
REIT	Real Estate Investment Trust

Counterparty Abbreviations

BNP	BNP Paribas SA
BOA	Bank of America N.A.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar

CITI	Citibank N.A.
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.
MS	Morgan Stanley & Co. International PLC
SSB	State Street Bank and Trust Co.
UBS	UBS AG

NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar